UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22605

Capital Group Emerging Markets Total Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Courtney R. Taylor

Capital Group Emerging Markets Total Opportunities Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Capital Group Emerging Markets Total Opportunities Fund®
Investment portfolio
July 31, 2018
unaudited
Common stocks 49.91% Asia-Pacific 22.40% China 4.11%	Shares	Value (000)
Alibaba Group Holding Ltd. (ADR)[1]	400	$75
Bank of China Ltd., Class H	742,000	348
China Pacific Insurance (Group) Co., Ltd., Class H	28,000	109
China Unicom (Hong Kong) Ltd.	102,000	126
Ctrip.com International, Ltd. (ADR)[1]	11,800	486
Haitian International Holdings Ltd.	37,500	88
Hutchison China MediTech Ltd. (ADR)	8,012	254
IMAX China Holding, Inc.	58,270	170
Longfor Group Holdings Ltd.	196,000	551
Midea Group Co., Ltd., Class A	46,500	324
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. Class H	44,500	212
Shanghai Pharmaceutical (Group) Co., Ltd., Class H	39,200	104
		2,847
Hong Kong 3.96%
AIA Group Ltd.	50,500	441
Chow Sang Sang Holdings International Ltd.	124,000	217
CK Asset Holdings Ltd.	17,000	130
Galaxy Entertainment Group Ltd.	74,000	594
Sands China Ltd.	147,600	760
WH Group Limited	751,500	603
		2,745
India 5.24%
Bharti Airtel Ltd.	39,571	225
Godrej Consumer Products Ltd.	5,200	100
HDFC Bank Ltd. (ADR)	1,200	124
Housing Development Finance Corp. Ltd.	9,018	262
ICICI Bank Ltd.[1]	148,182	657
Info Edge (India) Ltd.	27,957	557
Lupin Ltd.	18,781	226
Piramal Enterprises Ltd.	3,500	137
Steel Authority of India Ltd.	344,257	389
Tata Steel Ltd.	97,985	805
Torrent Power Ltd.	41,876	147
		3,629
Indonesia 1.26%
Astra International Tbk PT	189,400	94
Bank Central Asia Tbk PT	230,400	372
Matahari Department Store Tbk PT	197,100	110
PT Surya Citra Media Tbk	1,299,300	185
Semen Indonesia (Persero) Tbk PT	218,600	115
		876
Capital Group Emerging Markets Total Opportunities Fund — Page 1 of 12

unaudited
Common stocks Asia-Pacific (continued) Japan 0.25%	Shares	Value (000)
Murata Manufacturing Co., Ltd.	1,000	$174
Philippines 0.88%
Bank of the Philippine Islands	118,978	220
Bloomberry Resorts Corp.	1,962,473	387
		607
Singapore 1.64%
City Developments Ltd.	63,492	467
DBS Group Holdings Ltd	20,100	395
Oversea-Chinese Banking Corp. Ltd.	32,700	278
		1,140
South Korea 2.67%
Hyundai Motor Co.	4,292	497
Hyundai Motor Co., Series 2	2,979	234
Samsung Electronics Co., Ltd.	27,097	1,120
		1,851
Taiwan 2.14%
CTCI Corp. (Taiwan)	299,000	448
MediaTek Inc.	34,000	282
Taiwan Semiconductor Manufacturing Co., Ltd.	94,000	755
		1,485
Vietnam 0.25%
Vinhomes JSC[1]	36,980	175
Total Asia-Pacific		15,529
Other markets 12.87% Australia 0.99%
Newcrest Mining Ltd.	42,896	690
Canada 1.50%
Barrick Gold Corp.	55,000	615
Nutrien Ltd. (CAD denominated)	7,780	423
		1,038
Denmark 1.18%
Carlsberg A/S, Class B	6,768	816
Germany 0.12%
Hapag-Lloyd AG	2,002	81
Italy 0.28%
Tenaris SA (ADR)	5,343	196
Norway 0.89%
BW LPG Ltd.	135,448	614
Capital Group Emerging Markets Total Opportunities Fund — Page 2 of 12

unaudited
Common stocks Other markets (continued) Switzerland 0.44%	Shares	Value (000)
LafargeHolcim Ltd.	5,989	$306
United Kingdom 2.32%
British American Tobacco PLC	21,500	1,185
PZ Cussons PLC	98,100	300
Tullow Oil PLC[1]	41,642	124
		1,609
United States 5.15%
AES Corp.	88,100	1,177
Broadcom Inc.	1,700	377
Ensco PLC, Class A	148,700	1,105
MercadoLibre, Inc.	2,175	746
Weatherford International PLC[1]	49,300	167
		3,572
Total Other markets		8,922
Latin America 6.94% Argentina 0.38%
Loma Negra Compania Industrial Argentina SA (ADR)[1]	23,700	266
Brazil 3.71%
CCR SA, ordinary nominative	194,874	547
Hypera SA, ordinary nominative	43,400	321
IRB Brasil Resseguros SA	7,400	105
Lojas Americanas SA, ordinary nominative	21,600	79
Lojas Americanas SA, preferred nominative	54,200	262
Nexa Resources SA	39,188	525
Vale SA, ordinary nominative (ADR)	49,874	731
		2,570
Chile 1.04%
Enel Américas SA (ADR)	36,414	319
Inversiones La Construcción SA	24,117	402
		721
Mexico 1.81%
América Móvil, SAB de CV, Series L (ADR)	73,200	1,253
Total Latin America		4,810
Eastern Europe and Middle East 5.84% Czech Republic 0.17%
MONETA Money Bank, AS, non-registered shares	33,555	115
Russian Federation 3.33%
Alrosa PJSC	508,905	793
Detsky Mir PJSC	191,210	275
Global Ports Investments PLC (GDR)	69,147	188
Globaltrans Investment PLC (GDR)	5,248	60
Sberbank of Russia PJSC (ADR)	13,800	195
Capital Group Emerging Markets Total Opportunities Fund — Page 3 of 12

unaudited
Common stocks Eastern Europe and Middle East (continued) Russian Federation (continued)	Shares	Value (000)
TCS Group Holding PLC[2]	17,400	$372
Yandex NV, Class A1	11,900	428
		2,311
Turkey 0.14%
Akbank TAS	67,000	98
United Arab Emirates 2.20%
DP World Ltd.	33,913	780
First Abu Dhabi Bank PJSC, non-registered shares	141,022	522
Union National Bank PJSC	231,524	220
		1,522
Total Eastern Europe and Middle East		4,046
Africa 1.86% South Africa 1.86%
Discovery Ltd.	32,674	422
MTN Group Ltd.	12,450	108
Naspers Ltd., Class N	2,729	672
Shoprite Holdings Ltd.	5,500	91
Total Africa		1,293
Total common stocks (cost: $31,215,000)		34,600
Convertible stocks 0.83% Asia-Pacific 0.83% India 0.83%
Piramal Enterprises Ltd., convertible debenture, 7.80% 2019[3]	373	572
Total convertible stocks (cost: $618,000)		572
Convertible bonds 0.71% Other markets 0.71% United States 0.71%	Principal amount (000)
Cobalt International Energy, Inc., convertible notes, 2.625% 2019[4]	$332	2
Cobalt International Energy, Inc., convertible notes, 3.125% 2024[4]	1,113	4
Weatherford International PLC, convertible notes, 5.875% 2021	493	489
		495
Total convertible bonds (cost: $1,305,000)		495
Bonds, notes & other debt instruments 40.34% Latin America 14.84% Argentina 4.86%
Argentine Republic 21.20% 2018	ARS1,215	43
Argentine Republic (Argentina Central Bank 7D Repo Reference Rate) 32.223% 2020[5]	19,417	718
Argentine Republic 2.50% 2021[6]	10,775	334
Argentine Republic 6.875% 2021	$715	719
Argentine Republic 3.375% 2023	€230	246
Argentine Republic 4.625% 2023	$372	335
Capital Group Emerging Markets Total Opportunities Fund — Page 4 of 12

unaudited
Bonds, notes & other debt instruments Latin America (continued) Argentina (continued)	Principal amount (000)	Value (000)
Argentine Republic 16.00% 2023	ARS2,158	$70
Argentine Republic 7.50% 2026	$838	798
YPF SA 8.50% 2025	107	106
		3,369
Brazil 3.14%
Brazil (Federative Republic of) 6.00% 2018[6]	BRL778	204
Brazil (Federative Republic of) 6.00% 2024[6]	429	117
Brazil (Federative Republic of) 10.00% 2025	800	206
Brazil (Federative Republic of) 10.00% 2027	350	88
Brazil (Federative Republic of) 6.00% 2050[6]	3,620	991
Cemig Geração e Transmissão SA 9.25% 2024	$200	209
Cemig Geração e Transmissão SA 9.25% 2024[2]	105	110
Odebrecht Drilling Norbe 6.72% 2022[2,7]	49	47
Odebrecht Drilling Norbe 7.72% 2026 (87.05% PIK)[2,7,8]	152	45
Odebrecht Drilling Norbe 0% 2049[2,5]	70	1
Vale SA 6.25% 2026	144	159
		2,177
Colombia 0.31%
Ecopetrol SA 5.375% 2026	159	166
Emgesa SA ESP 8.75% 2021	COP125,000	45
		211
Dominican Republic 0.30%
Dominican Republic 6.875% 2026[2]	$100	107
Dominican Republic 5.95% 2027[2]	100	102
		209
Guatemala 0.28%
Guatemala (Republic of) 4.50% 2026	200	196
Honduras 0.63%
Honduras (Republic of) 8.75% 2020	200	219
Honduras (Republic of) 7.50% 2024[7]	200	218
		437
Mexico 2.18%
BBVA Bancomer SA 6.50% 2021	150	159
Petróleos Mexicanos 7.47% 2026	MXN6,600	307
Red de Carreteras de Occidente 9.00% 2028[7]	2,100	109
United Mexican States 4.50% 2025[6]	1,511	86
United Mexican States, Series M, 8.00% 2020	2,890	156
United Mexican States, Series M20, 10.00% 2024	10,400	621
United Mexican States, Series M, 5.75% 2026	1,510	72
		1,510
Panama 0.78%
ENA Norte Trust 4.95% 2028[7]	$178	180
Panama (Republic of) 4.50% 2047[7]	360	362
		542
Capital Group Emerging Markets Total Opportunities Fund — Page 5 of 12

unaudited
Bonds, notes & other debt instruments Latin America (continued) Paraguay 0.96%	Principal amount (000)	Value (000)
Paraguay (Republic of) 4.70% 2027	$350	$355
Paraguay (Republic of) 5.60% 2048[2]	305	311
		666
Peru 0.63%
Banco de Crédito del Perú 6.875% 2026 (3-month USD-LIBOR + 6.875% on 9/16/2021)[9]	229	248
Peru (Republic of) 6.15% 2032	PEN600	191
		439
Uruguay 0.77%
Uruguay (Oriental Republic of) 9.875% 2022	UYU3,700	120
Uruguay (Oriental Republic of) 4.25% 2027[6,7]	4,794	169
Uruguay (Oriental Republic of) 8.50% 2028	6,175	175
Uruguay (Oriental Republic of) 8.50% 2028	2,465	70
		534
Total Latin America		10,290
Asia-Pacific 9.95% China 2.32%
Bank of China Ltd. 1.875% 2019[7]	$200	196
China Development Bank (3-month USD-LIBOR + 0.55%) 2.864% 2020[5]	355	356
Export-Import Bank of China (3-month USD-LIBOR + 0.60%) 2.921% 2020[2,5]	480	480
Industrial and Commercial Bank of China Ltd. 3.231% 2019	350	349
State Grid Overseas Investment Ltd. 2.75% 2019	230	229
		1,610
India 0.67%
India (Republic of) 8.60% 2028	INR30,750	464
Indonesia 0.91%
Indonesia (Republic of), Series 63, 5.625% 2023	IDR1,700,000	108
Indonesia (Republic of) 4.125% 2025[2]	$525	522
		630
Islamic Republic of Pakistan 2.21%
Pakistan (Islamic Republic of) 6.75% 2019	928	938
Pakistan (Islamic Republic of) 7.25% 2019	200	203
Pakistan (Islamic Republic of) 5.50% 2021[2]	200	195
Pakistan (Islamic Republic of) 5.50% 2021	200	194
		1,530
South Korea 0.29%
KT Corp. 2.625% 2019	200	199
Sri Lanka 3.55%
National Savings Bank 8.875% 2018	1,514	1,520
Sri Lanka (Democratic Socialist Republic of) 6.00% 2019	300	302
Sri Lanka (Democratic Socialist Republic of) 10.00% 2023	LKR19,000	118
Capital Group Emerging Markets Total Opportunities Fund — Page 6 of 12

unaudited
Bonds, notes & other debt instruments Asia-Pacific (continued) Sri Lanka (continued)	Principal amount (000)	Value (000)
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	$325	$327
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028	200	198
		2,465
Total Asia-Pacific		6,898
Eastern Europe and Middle East 6.79% Armenia 0.30%
Armenia (Republic of) 6.00% 2020	200	206
Bahrain 1.24%
Bahrain (Kingdom of) 5.50% 2020	185	184
Bahrain (Kingdom of) 7.00% 2028	720	675
		859
Hungary 0.53%
Hungary 5.75% 2023	340	371
Kazakhstan 0.39%
Kazakhstan (Republic of) 5.125% 2025	250	269
Kingdom of Saudi Arabia 0.52%
Saudi Arabia (Kingdom of) 3.25% 2026[2]	385	364
Poland 1.00%
Poland (Republic of) 3.00% 2023	105	103
Poland (Republic of), Series 0725, 3.25% 2025	PLN2,100	587
		690
Romania 0.82%
Romania 5.95% 2021	RON2,170	571
Turkey 1.70%
Turkey (Republic of) 3.00% 2022[6]	TRY1,213	245
Turkey (Republic of) 9.50% 2022	550	84
Turkey (Republic of) 11.00% 2022	800	126
Turkey (Republic of) 4.25% 2026	$400	335
Turkey (Republic of) 6.00% 2027	250	230
Turkey (Republic of) 5.75% 2047	200	157
		1,177
Ukraine 0.29%
Ukraine Government 7.75% 2024	200	200
Total Eastern Europe and Middle East		4,707
Capital Group Emerging Markets Total Opportunities Fund — Page 7 of 12

unaudited
Bonds, notes & other debt instruments Africa 5.62% Egypt 1.53%	Principal amount (000)	Value (000)
Egypt (Arab Republic of) 17.20% 2023	EGP700	$39
Egypt (Arab Republic of) 15.90% 2024	5,190	276
Egypt (Arab Republic of) 18.40% 2024	5,415	315
Egypt (Arab Republic of) 4.75% 2026	€378	434
		1,064
Federal Republic of Nigeria 1.48%
Nigeria (Republic of) 14.50% 2021	NGN204,570	579
Nigeria (Republic of) 16.288% 2027	145,000	447
		1,026
Gabon 0.27%
Gabonese Republic 6.375% 2024[7]	$200	188
Ghana 0.66%
Ghana (Republic of) 18.25% 2020	GHS1,253	263
Ghana (Republic of) 18.00% 2021	259	54
Ghana (Republic of) 24.75% 2021	588	142
		459
Republic of Kenya 1.16%
Kenya (Republic of) 5.875% 2019	$550	559
Kenya (Republic of) 12.50% 2024[7]	KES23,500	243
		802
South Africa 0.52%
Myriad International Holdings 5.50% 2025	$200	210
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR920	69
South Africa (Republic of), Series R-209, 6.25% 2036	1,457	82
		361
Total Africa		3,900
Other markets 3.14% Netherlands 0.30%
IHS Netherlands Holdco BV 9.50% 2021	$200	206
Switzerland 0.20%
Transocean Inc. 6.125% 2025[2,7]	135	138
United States 2.64%
U.S. Treasury Inflation-Protected Security 0.125% 2020[6]	723	712
U.S. Treasury Inflation-Protected Security 0.125% 2022[6]	1,091	1,061
Weatherford International PLC 9.875% 2024	57	58
		1,831
Total Other markets		2,175
Total bonds, notes & other debt instruments (cost: $29,412,000)		27,970
Capital Group Emerging Markets Total Opportunities Fund — Page 8 of 12

unaudited
Short-term securities 6.34%	Principal amount (000)	Value (000)
Argentinian Treasury Bills 2.71% due 8/10/2018	$264	$264
Argentinian Treasury Bills (0.49%) due 9/14/2018	ARS9,469	372
Bank of New York Co., Inc. 1.87% due 8/1/2018	$1,000	1,000
Egyptian Treasury Bills 14.83% - 16.58% due 11/20/2018 - 3/19/2019	EGP6,950	356
ExxonMobil Corp. 1.88% due 8/9/2018	$1,000	1,000
Nordea Bank AB 1.89% due 8/1/2018[2]	1,400	1,400
Total short-term securities (cost: $4,526,000)		4,392
Total investment securities 98.13% (cost: $67,076,000)		68,029
Other assets less liabilities 1.87%		1,298
Net assets 100.00%		69,327
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 7/31/2018 (000)
Purchases (000)	Sales (000)
EUR213	USD250	Bank of New York Mellon	8/2/2018	$(1)
USD247	EUR213	Goldman Sachs	8/2/2018	(2)
USD160	GBP121	Goldman Sachs	8/9/2018	1
USD536	RON2,142	JPMorgan Chase	8/9/2018	(5)
USD120	EUR102	Bank of America, N.A.	8/10/2018	1
USD424	MXN8,123	Bank of America, N.A.	8/10/2018	(11)
USD233	IDR3,348,292	JPMorgan Chase	8/13/2018	1
USD293	BRL1,123	Bank of America, N.A.	8/13/2018	(6)
USD766	KRW864,160	JPMorgan Chase	8/13/2018	(7)
USD188	TWD5,724	Bank of America, N.A.	8/20/2018	1
USD89	KRW99,943	JPMorgan Chase	8/20/2018	(1)
USD73	ZAR972	Bank of America, N.A.	8/20/2018	(1)
USD194	ZAR2,584	Goldman Sachs	8/20/2018	(2)
USD357	CNH2,428	Goldman Sachs	8/23/2018	1
USD452	ZAR6,140	Bank of New York Mellon	8/27/2018	(12)
USD383	GBP292	Bank of New York Mellon	8/29/2018	(1)
USD1,600	BRL5,972	Citibank	8/31/2018	15
USD268	EUR228	Bank of New York Mellon	9/4/2018	1
				$(28)

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,158,000, which represented 6.00% of the net assets of the fund.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $572,000, which represented .83% of the net assets of the fund.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Coupon rate may change periodically.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[9]	Step bond; coupon rate may change at a later date.
Capital Group Emerging Markets Total Opportunities Fund — Page 9 of 12

unaudited
Valuation disclosures

Capital Guardian Trust Company ("CGTC"), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $11,465,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Capital Group Emerging Markets Total Opportunities Fund — Page 10 of 12

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of July 31, 2018 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Asia-Pacific	$15,529	$—	$—	$15,529
Other markets	8,922	—	—	8,922
Latin America	4,810	—	—	4,810
Eastern Europe and Middle East	4,046	—	—	4,046
Africa	1,293	—	—	1,293
Convertible stocks	—	572	—	572
Convertible bonds	—	495	—	495
Bonds, notes & other debt instruments
Latin America	—	10,290	—	10,290
Asia-Pacific	—	6,898	—	6,898
Eastern Europe and Middle East	—	4,707	—	4,707
Africa	—	3,900	—	3,900
Other markets	—	2,175	—	2,175
Short-term securities	—	4,392	—	4,392
Total	$34,600	$33,429	$—	$68,029

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$21	$—	$21
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(49)	—	(49)
Total	$—	$(28)	$—	$(28)
*	Forward currency contracts are not included in the investment portfolio.

Capital Group Emerging Markets Total Opportunities Fund — Page 11 of 12

unaudited
Key to abbreviations and symbols
ADR = American Depositary Receipts	KRW = South Korean won
ARS = Argentine pesos	LIBOR = London Interbank Offered Rate
BRL = Brazilian reais	LKR = Sri Lankan rupees
CAD = Canadian dollars	MXN = Mexican pesos
CNH = Chinese yuan renminbi	NGN = Nigerian naira
COP = Colombian pesos	PEN = Peruvian nuevos soles
EGP = Egyptian pounds	PLN = Polish zloty
EUR/€ = Euros	RON = Romanian leu
GBP = British pounds	TRY = Turkish lira
GDR = Global Depositary Receipts	TWD = New Taiwan dollars
GHS = Ghanaian cedi	USD/$ = U.S. dollars
IDR = Indonesian rupiah	UYU = Uruguayan pesos
INR = Indian rupees	ZAR = South African rand
KES = Kenyan shillings
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
©2018 Capital Group. All rights reserved.
333 S. Hope Street, Los Angeles, CA 90071 USA
MFGEFPX-370-0918O-S66007	Capital Group Emerging Markets Total Opportunities Fund — Page 12 of 12

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP EMERGING MARKETS TOTAL OPPORTUNITIES FUND

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: September 28, 2018

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: September 28, 2018